Revenues (Details) - Schedule of major customers	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Customer A [Member]
Segment Reporting Information [Line Items]
Revenues percentage	33.40%	13.20%	15.00%
Customer B [Member]
Segment Reporting Information [Line Items]
Revenues percentage	25.10%	5.10%
Customer C [Member]
Segment Reporting Information [Line Items]
Revenues percentage	12.00%
Customer D [Member]
Segment Reporting Information [Line Items]
Revenues percentage	5.30%